Supplemental Information - Summary of Statements of Certain Statements of Cash Flows Amounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Non-cash additions to land, buildings, and equipment	$ (691)	$ 691	$ 0
Receivable from Jefferies for shares issued under ATM Facility	(260)	260	0
Interest paid	69	1,425	1,455
Establishment of right-to-use assets and associated operating lease liabilities	14,090	0	0
Cumulative effect of adoption of lease accounting standard on stockholders' equity	$ 832	$ 0	$ 0